Commitments And Contingencies (Schedule Of Rent Expense) (Details) (Property Rental Agreements [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Property Rental Agreements [Member]
Property, Plant and Equipment [Line Items]
2014	$ 2,227
2015	2,080
2016	1,638
2017	1,608
2018	388
Head lease payments	$ 7,941